Other Financial Assets - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of financial assets [line items]
Total amount of financial assets	€ 4,817		€ 4,431
Liquidity account, cash balance	€ 450		€ 513
Number of shares recorded as deduction from equity (in shares)	160,021	88,929